Related Parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Parties
19	Related parties

(a)	Key management remuneration
The total remuneration (salaries and benefits) of key management personnel, is solely represented by the Executive Committee, amounted to R$ 3,897 (2019 - R$ 3,638 and 2018 – R$ 3,210) for the year ended December 31, 2020.

(b)	Receivables from related parties
The Entity receivables from related parties as of December 31, 2020 and 2019, as shown in the table below:

	2020	2019
Salzburg Empreendimentos E Participações Ltda.	—	60
Vinci Projetos de Infraestrutura XIV S.A.	80	153
Vinci Infra Investimentos V2I S.A.	49	29
Maranello Empreend. e Participações S.A.	1	1
Cagliari Participações S.A.	4	4
Grassano Participações SA	53	23
Accadia Participações SA	51	22
Vinci Partners Participações Ltda	—	7
Norcia Participações SA	22	2

	260	301

(c)	Prepayments to employees
As presented in note 6(i), Vinci may advance payments to its employees, in which the amount is rated at the interest rate of the Interbank Deposit Certificate (CDI).